Going Concern (Details) - USD ($)			12 Months Ended
	Mar. 10, 2022	Mar. 10, 2022	Dec. 31, 2021	Dec. 31, 2020
Going Concern (Details) [Line Items]
Description of going concern			the Company’s revenue decreased by approximately $4.7 million, or 57%, from approximately $8.3 million in the year ended December 31, 2020 to approximately $3.6 million in the year ended December 31, 2021, its gross profit from continued operation decreased by approximately $1.6 million, or 81%, from approximately $2.0 million in the year ended December 31, 2020 to approximately $0.4 million for the year ended December 31, 2021, and its gross margin for the year ended December 31, 2021 decreased to 11% from 24.0% for the last year.
Net loss			$ 22,100,000	$ 12,900,000
Working capital deficit			3,700,000
Cash			500,000
Amount of accounts receivable outstanding			500,000
Accounts receivable from third parties			400,000
Accounts receivable from related party			100,000
Amount of accounts receivable collected back			$ 400,000
Percentage of accounts receivable collected back			30.00%
Amount of bank loans outstanding			$ 2,400,000
Original issue			90,000
Legal fees			$ 15,000
Subsequent Event [Member]
Going Concern (Details) [Line Items]
Issuance of debt payment method	the Company entered into a securities purchase agreement with an accredited investor for the issuance of a Convertible Promissory Note (the “Note”) in the aggregate principal amount of $3,105,000 with a maturity date of twelve months after the payment of the purchase price for the Note, which will be converted into Company’s common shares.
Legal fees		$ 15,000